RETIREMENT BENEFITS - Level 3 Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. pension and postretirement benefit plans | Non-U.S. equity
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	$ 816
Plan assets at fair value at end of period	773	$ 816
U.S. pension and postretirement benefit plans | Non-U.S. equity | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	0
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	3,933
Plan assets at fair value at end of period	4,142	3,933
U.S. pension and postretirement benefit plans | Debt securities | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	0
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Annuity contracts
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	27
Plan assets at fair value at end of period	3	27
U.S. pension and postretirement benefit plans | Annuity contracts | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	27	59
Realized gains (losses)	0	0
Unrealized gains (losses)	(3)	(4)
Purchases, sales, and issuances	(21)	(28)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	3	27
U.S. pension and postretirement benefit plans | Other investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	147
Plan assets at fair value at end of period	2	147
U.S. pension and postretirement benefit plans | Other investments | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	147	161
Realized gains (losses)	8	(1)
Unrealized gains (losses)	(10)	(9)
Purchases, sales, and issuances	(143)	(4)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	2	147
U.S. pension and postretirement benefit plans | U.S. equities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	694
Plan assets at fair value at end of period	639	694
U.S. pension and postretirement benefit plans | U.S. equities | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	0
Realized gains (losses)	(2)
Unrealized gains (losses)	2
Purchases, sales, and issuances	0
Transfers in and/or out of Level 3	0
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Total investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	7,282
Plan assets at fair value at end of period	7,192	7,282
Plan assets valued at NAV			$ 2,496
U.S. pension and postretirement benefit plans | Total investments | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	174	220
Realized gains (losses)	6	(1)
Unrealized gains (losses)	(11)	(13)
Purchases, sales, and issuances	(164)	(32)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	5	174
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	343
Plan assets at fair value at end of period	262	343
Non U S Pension And Postretirement Benefit Plans | Non-U.S. equity | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	47	48
Unrealized gains (losses)	(3)	(1)
Purchases, sales, and issuances	(2)	0
Transfers in and/or out of Level 3	(41)	0
Plan assets at fair value at end of period	1	47
Non U S Pension And Postretirement Benefit Plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	4,215
Plan assets at fair value at end of period	4,619	4,215
Non U S Pension And Postretirement Benefit Plans | Debt securities | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	5	6
Unrealized gains (losses)	0	(1)
Purchases, sales, and issuances	2	0
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	7	5
Non U S Pension And Postretirement Benefit Plans | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	4
Plan assets at fair value at end of period	4	4
Non U S Pension And Postretirement Benefit Plans | Real estate | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	1	0
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	0	0
Transfers in and/or out of Level 3	0	1
Plan assets at fair value at end of period	1	1
Non U S Pension And Postretirement Benefit Plans | Annuity contracts
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	42
Plan assets at fair value at end of period	37	42
Non U S Pension And Postretirement Benefit Plans | Annuity contracts | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	41	32
Unrealized gains (losses)	(4)	2
Purchases, sales, and issuances	(1)	4
Transfers in and/or out of Level 3	0	3
Plan assets at fair value at end of period	36	41
Non U S Pension And Postretirement Benefit Plans | Other investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	164
Plan assets at fair value at end of period	160	164
Non U S Pension And Postretirement Benefit Plans | Other investments | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	163	165
Unrealized gains (losses)	4	(2)
Purchases, sales, and issuances	(8)	2
Transfers in and/or out of Level 3	0	(2)
Plan assets at fair value at end of period	159	163
Non U S Pension And Postretirement Benefit Plans | U.S. equities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	16
Plan assets at fair value at end of period	15	16
Non U S Pension And Postretirement Benefit Plans | U.S. equities | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	0
Plan assets at fair value at end of period	0	0
Non U S Pension And Postretirement Benefit Plans | Total investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	7,745
Plan assets at fair value at end of period	7,913	7,745
Plan assets valued at NAV			$ 5
Non U S Pension And Postretirement Benefit Plans | Total investments | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of period	257	251
Unrealized gains (losses)	(3)	(2)
Purchases, sales, and issuances	(9)	6
Transfers in and/or out of Level 3	(41)	2
Plan assets at fair value at end of period	$ 204	$ 257